Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Employee Benefits Provisions

	31 December	31 December
	2022	2021
Retirement pay liability provision	1,590,756	844,540
Unused vacation provision	199,275	165,082
	1,790,031	1,009,622

Summary of Movement in Provision for Employee Termination Benefits

Movements in provision for employee termination benefits are as follows:

	2022	2021
Balance at 1 January	844,540	673,878
Service cost	101,752	126,088
Remeasurements	1,107,508	328,711
Interest expense	112,649	75,110
Benefit payments	(67,528)	(102,752)
Acquisition through business combinations	—	126
Inflation adjustment	(508,165)	(256,621)
Balance at 31 December	1,590,756	844,540

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2022	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(15.4)%	19.0%	18.9%	(15.6)%
Impact on provision for employee termination benefits	(244,976)	302,244	300,653	(248,158)

31 December 2021	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for employee termination benefits	(113,169)	137,660	139,348	(116,546)